REVENUE	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
REVENUE

NOTE 3 – REVENUE

Revenue by Category

The following table presents our revenue disaggregated by service lines (dollars in thousands)

	Consolidated
Revenue	Three Months Ended March 31,
	2026	2025

Proactive services	$1,040	$3,694
Premium services	708	735
Other	24	26
	$1,772	$4,455

Contract Balances

The timing of revenue recognition, billings and cash collections results in unbilled revenue (contract assets) and deferred revenue (contract liabilities) on the consolidated balance sheets. Amounts charged to our clients become billable according to the contract terms, which usually consider the delivery completion. Unbilled amounts will generally be billed and collected within 30 days but typically no longer than 60 days. When we advance bill clients prior to the work being performed, generally, such amounts will be earned and recognized in revenue within twelve months. These assets and liabilities are reported on the consolidated balance sheets on a contract-by-contract basis at the end of each reporting period. Changes in the contract asset and liability balances during the three-month period ended March 31, 2026, were not materially impacted by any other factors.

Applying the practical expedient in ASC Topic 606, we recognize the incremental costs of obtaining contracts (sales commissions) as an expense when incurred if the amortization period of the assets that we otherwise would have recognized is one year or less. As of March 31, 2026, we did not have any capitalized sales commissions.

For all periods presented, contract liabilities were not significant.

The following table provides information about contract assets from contracts with customers (dollars in thousands):

	Contract Asset
	March 31,
	2026	2025
Beginning balance, January 1	$338	$733
Contract asset additions	285	641
Reclassification to accounts receivable, billed to customers	(338)	(733)
Ending balance, March 31 (1)	$285	$641

______________

(1)	Included within "Unbilled revenue" on the accompanying Consolidated Balance sheets.

NOTE 3 – REVENUE

Revenue by Category

The following series of tables present our revenue disaggregated by various categories (dollars in thousands).

	Precision Logistics		Authentication		Consolidated
Revenue	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024	2025	2024

ProActive services	$13,165	$19,365	$-	$-	$13,165	$19,365
Premium services	3,077	4,401	-	-	3,077	4,401
Brand protection services	-	-	156	441	156	441
	$16,242	$23,766	$156	$441	$16,398	$24,207

Contract Balances

The timing of revenue recognition, billings and cash collections results in unbilled revenue (contract assets) and deferred revenue (contract liabilities) on the consolidated balance sheets. Amounts charged to our clients become billable according to the contract terms, which usually consider the delivery completion. Unbilled amounts will generally be billed and collected within 30 days but typically no longer than 60 days. When we advance bill clients prior to the work being performed, generally, such amounts will be earned and recognized in revenue within twelve months. These assets and liabilities are reported on the consolidated balance sheets on a contract-by-contract basis at the end of each reporting period. Changes in the contract asset and liability balances during the year ended December 31, 2025, were not materially impacted by any other factors.

Applying the practical expedient in ASC Topic 606, we recognize the incremental costs of obtaining contracts (i.e., sales commissions) as an expense when incurred if the amortization period of the assets that we otherwise would have recognized is one year or less. As of December 31, 2025, we did not have any capitalized sales commissions.

For all periods presented, contract liabilities were not significant.

The following table provides information about contract assets from contracts with customers:

	Contract Asset
	December 31,
In Thousands	2025	2024
Beginning balance, January 1	$733	$1,282
Contract asset additions	5,841	8,572
Reclassification to accounts receivable, billed to customers	(6,236)	(9,121)
Ending balance (1)	$338	$733

______________

(1)	Included within "Unbilled revenue" on the accompanying Consolidated Balance Sheets.

Open World Ltd. [Member]
REVENUE

5. REVENUE

Revenue disaggregated by category for the three months ended March 31, 2026, and 2025 is presented in the table below:

	March 31, 2026	March 31, 2025
Digital assets and capital markets infrastructure	$3,088,827	$7,589,380
Advisory and onboarding	571,687	1,140,232
Total revenue	$3,660,514	$8,729,612

Accounts receivable are disclosed in Note 8. Contract assets represent revenue recognized prior to the Company’s right to invoice customers. Contract liabilities consist primarily of advance billings and payments received from customers for services not yet transferred.

The following table presents contract balances as of March 31, 2026 and December 31, 2025:

	Contract assets	Contract liabilities
Beginning balance, December 31, 2025	$-	$125,590
Advance billings and customer prepayments	-	551,256
Revenue recognized in advance of billing	30,000	-
Reduction due to revenue recognized	-	(571,687)
Ending balance, March 31, 2026	$30,000	$105,159

Revenue recognized during the three months ended March 31, 2026 that was included in the beginning contract liability balance was approximately $125,590.

For the three months ended March 31, 2026, one customer accounted for approximately $1.11 million (30%) of total revenue, a second customer accounted for approximately $0.73 million (20%) of total revenue, a third customer accounted for approximately $0.71 million (20%) of total revenue, and a fourth customer accounted for approximately $0.53 million (14%) of total revenue. No other individual customer accounted for greater than 10% of revenue.

For the three months ended March 31, 2025, one customer accounted for approximately $1.98 million (23%) of total revenue, a second customer accounted for approximately $1.61 million (18%) of total revenue, a third customer accounted for approximately $1.33 million (15%) of total revenue, and a fourth customer accounted for approximately $1.16 million (13%) of total revenue. No other individual customer accounted for greater than 10% of revenue.

5. REVENUE

The Group recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers. Revenue is primarily derived from platform-enabled solutions, including token launch support, digital assets and capital markets infrastructure, and foundation administration. Revenue is recognized as performance obligations are satisfied in an amount that reflects the consideration expected to be received.

Revenue disaggregated by category for the years ended December 31, 2025, and 2024 is presented in the table below:

	2025	2024
Digital assets and capital markets infrastructure	32,187,179	34,732,400
Advisory and onboarding	3,561,320	4,894,073
Total revenue	35,748,499	39,626,473

For the year ended December 31, 2025, one customer accounted for approximately $12.3 million (34%) of total revenue, a second customer accounted for approximately $4.2 million (12%) of total revenue, a third customer accounted for approximately $4.1 million (12%) of total revenue, and a fourth customer accounted for approximately $3.4 million (10%) of total revenue. No other individual customer accounted for greater than 10% of revenue.

For the year ended December 31, 2024, one customer accounted for approximately $12.1 million (32%) of total revenue, a second customer accounted for approximately $7.5 million (20%) of total revenue, a third customer accounted for approximately $7.3 million (19%) of total revenue, and a fourth customer accounted for approximately $4.2 million (11%) of total revenue. No other individual customer accounted for greater than 10% of revenue.